Finance costs (Tables)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of finance costs
	2025	2024
	USD	USD

Interest expenses on:
Hire purchase liabilities	38	594
Lease liabilities	48,245	42,250

	48,283	42,844

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of finance costs
	2025	2024
Shareholders loan	-	44,394
Lease liabilities	316,908	-
	316,908	44,394

Shareholders loan	44,394	12,000
	44,394	12,000